Supplemental Financial Statements Information - Additional Information (Detail) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 4.7	$ 7.0
US
Property, Plant and Equipment [Line Items]
Percentage of total gross property and equipment		98.00%
GB
Property, Plant and Equipment [Line Items]
Percentage of total gross property and equipment	2.00%